SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Short-term investments, Impairment of long lived assets and Employee defined contribution plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-term investments
Shortterm investments	$ 0	$ 0
Impairment of long lived assets
Impairment loss	0	0	$ 0
Employee defined contribution plan
Employee benefit expenses	$ 1,810,503	$ 2,092,412	$ 2,584,392